Quarterly Holdings Report
for
Fidelity® Series High Income Fund
January 31, 2024
FSH-NPRT3-0324
1.924276.112
Corporate Bonds - 80.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.2%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	5,862,000	5,726,588
3.375% 8/15/26	13,185,000	7,647,300
		13,373,888
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	2,676,000	1,649,134
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	990,000	1,007,325
TOTAL CONVERTIBLE BONDS		16,030,347
Nonconvertible Bonds - 79.5%
Aerospace - 2.3%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,122,587
5.875% 12/1/27	1,230,000	1,205,636
Bombardier, Inc. 7.875% 4/15/27 (b)	3,200,000	3,195,906
BWX Technologies, Inc. 4.125% 6/30/28 (b)	3,247,000	3,048,349
Howmet Aerospace, Inc.:
5.9% 2/1/27	545,000	552,972
6.875% 5/1/25	545,000	553,943
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	830,000	708,645
4.625% 3/1/28 (b)	2,375,000	2,188,549
Moog, Inc. 4.25% 12/15/27 (b)	165,000	154,493
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	965,000	1,012,826
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,183,388
5.5% 11/15/27	8,055,000	7,863,694
6.25% 3/15/26 (b)	3,980,000	3,952,931
6.75% 8/15/28 (b)	1,630,000	1,654,450
7.5% 3/15/27	1,455,000	1,458,783
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	440,000	372,843
		31,229,995
Air Transportation - 0.8%
Air Canada 3.875% 8/15/26 (b)	805,000	765,618
American Airlines, Inc.:
7.25% 2/15/28 (b)	540,000	547,323
8.5% 5/15/29 (b)	2,080,000	2,204,827
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,576,250	2,547,940
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	381,500	382,071
Rand Parent LLC 8.5% 2/15/30 (b)	4,015,000	3,975,113
		10,422,892
Automotive - 0.5%
Ford Motor Co.:
6.1% 8/19/32	4,525,000	4,534,358
7.4% 11/1/46	435,000	471,772
Ford Motor Credit Co. LLC 3.625% 6/17/31	1,540,000	1,325,190
		6,331,320
Automotive & Auto Parts - 2.2%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	330,000	337,386
Dana, Inc.:
4.25% 9/1/30	440,000	384,723
5.375% 11/15/27	295,000	287,891
Ford Motor Co.:
3.25% 2/12/32	1,085,000	898,187
4.75% 1/15/43	545,000	449,195
5.291% 12/8/46	215,000	190,311
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2984% 3/6/26 (c)(d)	1,540,000	1,579,898
2.3% 2/10/25	4,905,000	4,734,810
2.9% 2/10/29	2,715,000	2,382,519
3.375% 11/13/25	545,000	523,056
3.815% 11/2/27	1,640,000	1,539,402
4% 11/13/30	550,000	490,546
4.389% 1/8/26	1,090,000	1,062,273
4.95% 5/28/27	2,190,000	2,143,222
5.125% 6/16/25	545,000	540,261
6.95% 3/6/26	4,385,000	4,483,449
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	215,000	210,188
LCM Investments Holdings 8.25% 8/1/31 (b)	755,000	774,887
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	1,115,000	1,156,891
8.375% 5/1/28 (b)	1,180,000	1,239,531
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	335,000	335,674
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,645,000	1,698,956
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,310,000	1,289,945
6.875% 4/14/28 (b)	595,000	612,908
7.125% 4/14/30 (b)	595,000	627,710
		29,973,819
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
5.75% 11/20/25	110,000	110,298
6.7% 2/14/33	2,170,000	2,178,340
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	970,000	886,768
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	435,000	369,232
UniCredit SpA:
5.861% 6/19/32 (b)(c)	2,542,000	2,491,059
7.296% 4/2/34 (b)(c)	1,403,000	1,451,139
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	2,669,000	1,931,822
7.875% 5/1/27 (b)	435,000	367,575
Western Alliance Bancorp. 3% 6/15/31 (c)	715,000	636,350
		10,422,583
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	3,050,000	3,170,681
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	9,005,000	596,581
DISH Network Corp. 11.75% 11/15/27 (b)	2,760,000	2,880,628
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	1,110,000	855,277
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	2,505,000	2,274,811
4.125% 7/1/30 (b)	2,200,000	1,925,000
5.5% 7/1/29 (b)	660,000	627,000
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,767,467
5% 9/15/29	725,000	669,596
Univision Communications, Inc.:
4.5% 5/1/29 (b)	2,170,000	1,928,308
6.625% 6/1/27 (b)	3,080,000	3,046,690
8% 8/15/28 (b)	1,975,000	2,009,701
		21,751,740
Building Materials - 0.9%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	824,000	793,544
6.375% 6/15/30 (b)	490,000	494,057
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	815,000	836,932
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,325,000	1,344,410
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	2,210,000	1,976,280
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	755,000	754,539
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	2,240,000	2,353,257
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	1,335,000	1,245,301
6% 12/1/29 (b)	1,230,000	1,150,050
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	950,000	986,980
		11,935,350
Cable/Satellite TV - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	3,680,000	3,111,610
4.25% 1/15/34 (b)	2,145,000	1,705,495
4.5% 8/15/30 (b)	675,000	587,021
4.5% 5/1/32	5,635,000	4,701,054
4.75% 3/1/30 (b)	4,755,000	4,225,328
4.75% 2/1/32 (b)	3,090,000	2,650,478
5% 2/1/28 (b)	1,495,000	1,405,053
5.375% 6/1/29 (b)	1,705,000	1,585,282
CSC Holdings LLC:
4.125% 12/1/30 (b)	2,050,000	1,481,125
4.5% 11/15/31 (b)	555,000	398,241
4.625% 12/1/30 (b)	5,335,000	2,726,882
5.375% 2/1/28 (b)	3,840,000	3,298,886
5.75% 1/15/30 (b)	3,435,000	1,818,111
7.5% 4/1/28 (b)	1,530,000	1,018,487
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	535,000	508,620
DISH DBS Corp. 5.75% 12/1/28 (b)	2,740,000	1,843,267
Dolya Holdco 18 DAC 5% 7/15/28 (b)	1,505,000	1,419,438
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)	1,630,000	1,260,308
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	955,000
Ziggo BV 4.875% 1/15/30 (b)	1,455,000	1,300,929
		38,000,615
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,905,000	1,723,476
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	1,640,000	1,657,455
6.05% 4/15/28 (b)	1,090,000	1,105,966
6.3% 2/15/30 (b)	1,090,000	1,120,400
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,865,000	4,690,899
Vertical Holdco GmbH 7.625% 7/15/28 (b)	1,645,000	1,630,852
		11,929,048
Chemicals - 3.8%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	2,445,000	2,546,712
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,807,000	1,703,098
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,044,000	953,746
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	2,460,000	2,586,075
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	2,065,250	1,714,158
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,360,000	1,314,590
LSB Industries, Inc. 6.25% 10/15/28 (b)	880,000	835,642
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,666,481
5.65% 12/1/44	3,722,000	3,129,242
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,900,000	1,598,308
4.875% 6/1/24 (b)	606,000	602,963
5% 5/1/25 (b)	940,000	916,501
5.25% 6/1/27 (b)	1,935,000	1,799,461
Nufarm Australia Ltd. 5% 1/27/30 (b)	2,575,000	2,356,280
Olin Corp. 5% 2/1/30	1,110,000	1,046,662
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	2,030,000	1,852,781
6.25% 10/1/29 (b)	2,255,000	2,064,118
9.75% 11/15/28 (b)	2,225,000	2,353,993
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	3,750,000	3,482,175
6.625% 5/1/29 (b)	1,815,000	1,648,663
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,550,000	1,506,737
The Chemours Co. LLC:
4.625% 11/15/29 (b)	790,000	686,187
5.375% 5/15/27	2,604,000	2,533,088
5.75% 11/15/28 (b)	2,625,000	2,475,887
Tronox, Inc. 4.625% 3/15/29 (b)	3,860,000	3,408,017
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	3,750,000	3,306,488
7.375% 3/1/31 (b)	440,000	448,281
		52,536,334
Consumer Products - 0.6%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	295,000	290,638
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,850,000	1,884,355
Kohl's Corp. 4.25% 7/17/25	150,000	145,688
Mattel, Inc.:
3.375% 4/1/26 (b)	1,750,000	1,669,714
5.45% 11/1/41	435,000	390,848
Newell Brands, Inc.:
4.7% 4/1/26	545,000	530,540
6.375% 9/15/27	545,000	535,303
6.5% 4/1/46 (f)	435,000	350,891
6.625% 9/15/29	605,000	586,566
The Scotts Miracle-Gro Co.:
4% 4/1/31	215,000	179,816
4.375% 2/1/32	330,000	274,750
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	180,000	164,250
10.5% 5/15/29 (b)	1,895,000	1,714,975
		8,718,334
Containers - 1.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	1,940,000	937,389
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	2,345,000	1,753,644
5.25% 8/15/27 (b)	2,775,000	2,075,208
Ball Corp.:
2.875% 8/15/30	545,000	464,531
4.875% 3/15/26	1,635,000	1,614,543
6% 6/15/29	710,000	717,044
Berry Global, Inc. 4.875% 7/15/26 (b)	875,000	860,738
BWAY Holding Co.:
7.875% 8/15/26 (b)	1,630,000	1,647,037
9.25% 4/15/27 (b)	1,335,000	1,288,616
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	545,000	486,432
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	610,000	545,013
LABL, Inc.:
5.875% 11/1/28 (b)	330,000	295,453
6.75% 7/15/26 (b)	220,000	214,013
9.5% 11/1/28 (b)	220,000	219,430
10.5% 7/15/27 (b)	625,000	597,589
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	555,000	557,814
Sealed Air Corp. 5% 4/15/29 (b)	3,300,000	3,164,999
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	655,000	657,322
7.25% 2/15/31 (b)	2,415,000	2,524,740
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	494,000	482,024
8.5% 8/15/27 (b)	810,000	792,074
		21,895,653
Diversified Financial Services - 3.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	1,090,000	1,088,437
Coinbase Global, Inc. 3.375% 10/1/28 (b)	900,000	737,639
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	4,830,000	4,878,638
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	1,860,000	1,961,904
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	1,115,000	1,134,347
8% 2/15/27 (b)	2,705,000	2,786,772
8% 6/15/28 (b)	1,675,000	1,743,171
Gn Bondco LLC 9.5% 10/15/31 (b)	2,490,000	2,455,763
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)	1,525,000	1,584,201
Hightower Holding LLC 6.75% 4/15/29 (b)	1,675,000	1,521,943
HTA Group Ltd. 7% 12/18/25 (b)	3,830,000	3,773,747
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,560,000	3,810,838
5.25% 5/15/27	3,780,000	3,397,275
6.25% 5/15/26	4,515,000	4,325,847
6.375% 12/15/25	1,225,000	1,205,202
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	390,000	352,093
Jefferson Capital Holding 9.5% 2/15/29 (b)	1,050,000	1,057,533
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	1,415,000	1,266,591
LPL Holdings, Inc. 4.375% 5/15/31 (b)	545,000	495,400
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	2,987,244
3.875% 9/15/28	4,040,000	3,545,484
6.875% 3/15/25	220,000	220,825
7.125% 3/15/26	3,970,000	4,024,125
		50,355,019
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	2,875,000	2,703,711
Cmg Media Corp. 8.875% 12/15/27 (b)	5,100,000	3,978,839
		6,682,550
Energy - 11.8%
Altus Midstream LP:
5.875% 6/15/30 (b)	1,535,000	1,507,762
6.625% 12/15/28 (b)	4,320,000	4,379,162
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	545,000	540,949
7.875% 5/15/26 (b)	545,000	557,652
Apache Corp.:
4.25% 1/15/30	775,000	722,029
5.1% 9/1/40	980,000	840,585
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	2,540,000	2,351,437
California Resources Corp. 7.125% 2/1/26 (b)	765,000	773,808
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	960,000	962,400
CGG SA 8.75% 4/1/27 (b)	1,310,000	1,154,254
Cheniere Energy Partners LP:
3.25% 1/31/32	2,190,000	1,859,091
4% 3/1/31	1,085,000	984,362
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	2,380,000	2,375,829
8.375% 1/15/29 (b)	1,230,000	1,277,929
CNX Resources Corp. 7.375% 1/15/31 (b)	625,000	634,724
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,410,000	1,221,842
6.75% 3/1/29 (b)	1,535,000	1,409,512
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	1,560,000	1,599,107
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	1,855,000	1,831,942
5.625% 10/15/25 (b)	230,000	228,871
CVR Energy, Inc.:
5.25% 2/15/25 (b)	3,735,000	3,730,331
5.75% 2/15/28 (b)	2,890,000	2,669,840
8.5% 1/15/29 (b)	3,810,000	3,814,763
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	3,165,000	3,015,705
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,140,000	1,047,372
4.375% 6/15/31 (b)	545,000	488,196
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,020,000	1,015,267
Energy Transfer LP:
5.625% 5/1/27 (b)	9,034,000	9,016,835
5.75% 4/1/25	2,285,000	2,283,949
7.375% 2/1/31 (b)	1,090,000	1,145,743
EnLink Midstream LLC:
5.625% 1/15/28 (b)	665,000	657,297
6.5% 9/1/30 (b)	1,020,000	1,040,878
EnLink Midstream Partners LP 4.85% 7/15/26	985,000	961,833
EQM Midstream Partners LP:
4% 8/1/24	1,005,000	994,134
4.75% 1/15/31 (b)	445,000	414,836
6% 7/1/25 (b)	140,000	139,699
6.5% 7/1/27 (b)	437,000	442,332
6.5% 7/15/48	220,000	227,034
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	835,000	820,388
Harvest Midstream I LP 7.5% 9/1/28 (b)	1,110,000	1,121,217
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,115,000	1,025,635
5.125% 6/15/28 (b)	3,025,000	2,934,476
5.5% 10/15/30 (b)	545,000	532,738
5.625% 2/15/26 (b)	2,610,000	2,593,557
HF Sinclair Corp. 5% 2/1/28 (b)	2,280,000	2,212,782
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	1,170,000	1,228,816
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	3,297,992	3,487,627
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	1,950,000	1,973,324
Mesquite Energy, Inc. 7.25% (b)(e)(h)	10,580,000	1
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	5,850,000	5,667,641
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	1,725,000	1,755,714
NGL Energy Partners LP 8.125% 2/15/29 (b)	1,950,000	1,959,806
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,730,000	1,756,929
8.75% 6/15/31 (b)	555,000	580,062
Occidental Petroleum Corp.:
4.4% 4/15/46	1,630,000	1,336,574
4.5% 7/15/44	1,335,000	1,055,224
5.5% 12/1/25	2,335,000	2,343,534
5.55% 3/15/26	325,000	327,067
5.875% 9/1/25	1,656,000	1,667,211
6.125% 1/1/31	1,895,000	1,967,105
6.625% 9/1/30	3,190,000	3,393,841
7.5% 5/1/31	2,575,000	2,867,095
7.875% 9/15/31	635,000	722,593
7.95% 6/15/39	270,000	315,270
8.875% 7/15/30	2,170,000	2,543,882
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	2,660,000	2,755,281
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	1,573,000	1,545,473
7% 1/15/32 (b)	2,785,000	2,875,242
7.75% 2/15/26 (b)	860,000	873,758
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	145,000	135,393
4.95% 7/15/29 (b)	1,480,000	1,414,935
6.875% 4/15/40 (b)	655,000	649,077
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	925,000	962,453
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,285,000	2,343,210
SM Energy Co. 5.625% 6/1/25	1,200,000	1,188,374
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,517,261
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	210,000	208,297
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	880,000	730,400
11.75% 10/1/28 (b)	1,210,000	1,052,646
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,670,000	1,555,849
5.875% 3/15/28	875,000	869,544
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	1,155,000	1,046,788
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	3,125,000	3,008,344
6% 12/31/30 (b)	6,055,000	5,628,183
6% 9/1/31 (b)	3,695,000	3,403,438
Talos Production, Inc. 9% 2/1/29 (b)(i)	560,000	567,472
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,085,000	1,040,515
Teine Energy Ltd. 6.875% 4/15/29 (b)	295,000	279,805
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	757,500	757,576
Transocean, Inc.:
7.5% 1/15/26 (b)	845,000	836,567
8% 2/1/27 (b)	2,050,000	2,033,764
8.75% 2/15/30 (b)	1,344,250	1,393,073
Valaris Ltd. 8.375% 4/30/30 (b)	2,135,000	2,188,930
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,155,000	1,926,060
4.125% 8/15/31 (b)	1,680,000	1,485,659
6.25% 1/15/30 (b)	1,445,000	1,446,147
Western Gas Partners LP:
3.1% 2/1/25	1,950,000	1,900,157
3.95% 6/1/25	540,000	527,832
5.25% 2/1/50	1,085,000	969,693
5.3% 3/1/48	540,000	473,419
5.5% 8/15/48	325,000	287,737
		160,387,752
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	515,000	521,727
Covanta Holding Corp. 4.875% 12/1/29 (b)	1,650,000	1,425,090
Darling Ingredients, Inc. 6% 6/15/30 (b)	910,000	904,387
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,090,000	1,060,139
5.125% 12/15/26 (b)	1,090,000	1,064,201
6.75% 1/15/31 (b)	930,000	951,184
Madison IAQ LLC:
4.125% 6/30/28 (b)	2,375,000	2,182,383
5.875% 6/30/29 (b)	2,280,000	2,025,985
Stericycle, Inc.:
3.875% 1/15/29 (b)	3,330,000	3,027,070
5.375% 7/15/24 (b)	575,000	571,717
		13,733,883
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	295,000	280,217
3.5% 3/15/29 (b)	2,690,000	2,430,427
4.875% 2/15/30 (b)	1,855,000	1,772,891
BellRing Brands, Inc. 7% 3/15/30 (b)	435,000	445,362
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	4,325,000	1,609,783
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	785,000	677,110
Parkland Corp. 4.625% 5/1/30 (b)	3,475,000	3,201,587
		10,417,377
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5% 12/15/28 (b)	2,380,000	1,932,798
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)	435,000	407,099
7.625% 7/1/29 (b)	1,490,000	1,508,569
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(i)	1,195,000	1,195,000
KeHE Distributor / Nextwave 9% 2/15/29 (b)(i)	1,935,000	1,952,460
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	3,660,000	3,339,840
4.375% 1/31/32 (b)	545,000	489,093
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	2,690,000	2,464,940
5.5% 10/15/27 (b)	1,505,000	1,467,825
Pilgrim's Pride Corp.:
3.5% 3/1/32	545,000	459,876
4.25% 4/15/31	640,000	576,500
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,290,000	1,186,347
5.5% 12/15/29 (b)	3,980,000	3,847,113
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	2,685,000	2,444,431
TreeHouse Foods, Inc. 4% 9/1/28	860,000	767,120
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	7,460,000	6,432,075
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	820,000	764,308
4.75% 2/15/29 (b)	2,180,000	2,068,313
7.25% 1/15/32 (b)	1,225,000	1,283,188
United Natural Foods, Inc. 6.75% 10/15/28 (b)	215,000	180,600
		34,767,495
Gaming - 2.4%
Affinity Interactive 6.875% 12/15/27 (b)	3,630,000	3,284,955
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	2,675,000	2,684,135
6.5% 2/15/32 (b)(i)	3,735,000	3,776,313
7% 2/15/30 (b)	1,305,000	1,341,082
8.125% 7/1/27 (b)	2,509,000	2,574,851
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	2,205,000	2,209,242
Carnival Corp. 10.5% 6/1/30 (b)	1,985,000	2,179,510
Churchill Downs, Inc. 5.75% 4/1/30 (b)	3,965,000	3,835,859
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	2,730,000	2,498,114
6.75% 1/15/30 (b)	2,125,000	1,910,475
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	1,515,000	1,516,896
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	975,000	925,100
Ontario Gaming GTA LP 8% 8/1/30 (b)	660,000	688,050
Station Casinos LLC 4.5% 2/15/28 (b)	1,665,000	1,565,144
Transocean, Inc. 7.25% 11/1/25 (b)	545,000	539,550
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,085,000	987,415
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	545,000	562,020
		33,078,711
Healthcare - 6.4%
1375209 BC Ltd. 9% 1/30/28 (b)	1,306,000	1,266,820
180 Medical, Inc. 3.875% 10/15/29 (b)	1,055,000	943,002
Amgen, Inc. 5.6% 3/2/43	1,195,000	1,229,526
AMN Healthcare 4% 4/15/29 (b)	680,000	617,141
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,345,000	1,220,846
4.625% 7/15/28 (b)	885,000	842,556
Bausch Health Companies, Inc. 5.5% 11/1/25 (b)	2,740,000	2,518,046
Cano Health, Inc. 6.25% 10/1/28 (b)	550,000	42,625
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,320,000	1,160,029
Centene Corp. 2.5% 3/1/31	1,470,000	1,221,938
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,150,000	1,045,892
4% 3/15/31 (b)	975,000	866,512
4.25% 5/1/28 (b)	472,000	445,894
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	4,055,000	3,219,062
5.25% 5/15/30 (b)	7,690,000	6,366,729
5.625% 3/15/27 (b)	4,905,000	4,531,160
6% 1/15/29 (b)	2,290,000	2,069,084
6.125% 4/1/30 (b)	2,340,000	1,523,043
6.875% 4/15/29 (b)	1,490,000	1,013,200
8% 3/15/26 (b)	531,000	523,362
10.875% 1/15/32 (b)	1,015,000	1,061,779
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	2,070,000	1,886,412
DaVita, Inc.:
3.75% 2/15/31 (b)	855,000	704,852
4.625% 6/1/30 (b)	4,560,000	4,034,568
Embecta Corp. 5% 2/15/30 (b)	860,000	703,721
Grifols SA 4.75% 10/15/28 (b)	1,365,000	1,173,982
HCA Holdings, Inc. 5.5% 6/15/47	1,085,000	1,046,549
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,865,000	1,741,257
Hologic, Inc. 3.25% 2/15/29 (b)	840,000	755,317
Humana, Inc. 5.875% 3/1/33	1,085,000	1,136,735
IQVIA, Inc. 6.5% 5/15/30 (b)	1,110,000	1,132,278
Jazz Securities DAC 4.375% 1/15/29 (b)	1,850,000	1,706,409
Medline Borrower LP 3.875% 4/1/29 (b)	6,955,000	6,297,081
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	785,000	636,878
Modivcare, Inc. 5.875% 11/15/25 (b)	1,490,000	1,471,479
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	1,465,000	1,284,120
Option Care Health, Inc. 4.375% 10/31/29 (b)	255,000	232,703
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,935,000	3,600,327
5.125% 4/30/31 (b)	1,050,000	902,083
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,010,000	886,346
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	2,895,000	2,595,483
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	1,540,000	1,386,000
Teleflex, Inc. 4.25% 6/1/28 (b)	930,000	882,263
Tenet Healthcare Corp.:
4.25% 6/1/29	2,790,000	2,590,048
4.375% 1/15/30	1,990,000	1,841,385
4.625% 6/15/28	2,545,000	2,413,480
6.125% 10/1/28	3,035,000	3,023,831
6.125% 6/15/30	2,820,000	2,818,949
6.25% 2/1/27	2,741,000	2,732,880
6.75% 5/15/31 (b)	390,000	398,907
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,310,000	1,218,682
7.875% 9/15/29	330,000	355,955
8.125% 9/15/31	330,000	362,457
		87,681,663
Homebuilders/Real Estate - 2.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	874,400	790,239
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	985,000	886,559
Greystar Real Estate Partners 7.75% 9/1/30 (b)	555,000	583,344
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	1,520,000	1,574,133
Howard Hughes Corp.:
4.125% 2/1/29 (b)	945,000	852,246
4.375% 2/1/31 (b)	775,000	670,843
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,605,000	1,303,437
LGI Homes, Inc. 8.75% 12/15/28 (b)	960,000	1,013,474
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	5,035,000	3,086,649
4.625% 8/1/29	2,850,000	1,927,064
5% 10/15/27	9,335,000	7,065,555
5.25% 8/1/26	1,085,000	917,881
Railworks Holdings LP 8.25% 11/15/28 (b)	1,990,000	1,984,295
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	32,000	23,680
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	25,000	17,577
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	395,000	376,215
TopBuild Corp. 4.125% 2/15/32 (b)	1,185,000	1,035,465
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	30,000	29,985
TRI Pointe Homes, Inc. 5.7% 6/15/28	220,000	216,374
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	6,395,000	5,450,154
6.5% 2/15/29 (b)	4,996,000	3,524,142
10.5% 2/15/28 (b)	2,175,000	2,214,043
		35,543,354
Hotels - 0.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,715,000	4,047,736
3.75% 5/1/29 (b)	495,000	454,257
4% 5/1/31 (b)	2,420,000	2,175,113
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	2,585,000	2,590,446
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	1,785,000	1,666,572
		10,934,124
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	435,000	390,061
8.25% 2/1/29 (b)	1,485,000	1,488,806
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	3,740,000	3,479,079
5.875% 11/1/29 (b)	1,365,000	1,292,696
6.75% 10/15/27 (b)	6,945,000	6,780,542
6.75% 4/15/28 (b)	540,000	544,985
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,660,000	1,549,357
AssuredPartners, Inc. 5.625% 1/15/29 (b)	1,355,000	1,279,684
HUB International Ltd. 7.25% 6/15/30 (b)	3,595,000	3,698,058
USI, Inc. 7.5% 1/15/32 (b)	840,000	851,550
		21,354,818
Leisure - 2.5%
Carnival Corp.:
5.75% 3/1/27 (b)	3,414,000	3,367,821
6% 5/1/29 (b)	2,235,000	2,165,439
6.65% 1/15/28	300,000	291,506
7% 8/15/29 (b)	2,465,000	2,563,410
7.625% 3/1/26 (b)	4,415,000	4,484,664
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	315,000	283,480
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	1,705,000	1,442,210
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	890,000	867,812
7.75% 2/15/29 (b)	3,300,000	3,331,682
NCL Finance Ltd. 6.125% 3/15/28 (b)	640,000	612,082
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	4,110,000	3,966,216
5.375% 7/15/27 (b)	1,535,000	1,510,458
5.5% 8/31/26 (b)	3,160,000	3,127,971
5.5% 4/1/28 (b)	2,745,000	2,710,396
7.25% 1/15/30 (b)	540,000	562,793
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,195,000	1,278,650
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	630,000	613,463
Voc Escrow Ltd. 5% 2/15/28 (b)	865,000	825,988
		34,006,041
Metals/Mining - 1.3%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	740,000	771,868
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	215,000	193,530
Constellium NV 5.875% 2/15/26 (b)	797,000	791,182
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,005,000	954,820
ERO Copper Corp. 6.5% 2/15/30 (b)	5,665,000	5,126,825
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,360,000	2,096,128
8.625% 6/1/31 (b)	1,180,000	1,083,388
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	545,000	490,496
4.5% 9/15/27 (b)	630,000	605,684
Howmet Aerospace, Inc. 5.95% 2/1/37	435,000	447,985
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	860,000	833,343
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	1,400,000	1,440,333
9.25% 10/1/28 (b)	1,105,000	1,167,156
Novelis Corp.:
3.25% 11/15/26 (b)	330,000	308,987
3.875% 8/15/31 (b)	545,000	472,699
PMHC II, Inc. 9% 2/15/30 (b)	2,130,000	1,767,900
		18,552,324
Paper - 0.9%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	2,205,000	1,977,060
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	2,840,000	2,301,739
6% 6/15/27 (b)	1,985,000	1,962,530
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	3,325,000	3,308,488
8.75% 4/15/30 (b)	2,330,000	2,213,386
Mercer International, Inc. 5.125% 2/1/29	710,000	609,551
		12,372,754
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	1,685,000	1,583,417
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	1,045,000	919,851
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	930,000	875,210
4% 10/15/30 (b)	5,530,000	4,942,657
5.75% 4/15/25 (b)	425,000	424,138
Garden SpinCo Corp. 8.625% 7/20/30 (b)	550,000	588,500
Yum! Brands, Inc.:
3.625% 3/15/31	545,000	484,854
4.625% 1/31/32	3,225,000	2,991,548
5.375% 4/1/32	435,000	423,057
		10,729,964
Services - 5.0%
AECOM 5.125% 3/15/27	730,000	717,553
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,040,000	1,693,792
9.75% 7/15/27 (b)	1,455,000	1,422,686
APX Group, Inc.:
5.75% 7/15/29 (b)	1,390,000	1,320,075
6.75% 2/15/27 (b)	1,280,000	1,279,964
Aramark Services, Inc. 5% 2/1/28 (b)	1,560,000	1,507,474
Artera Services LLC 9.033% 12/4/25 (b)	2,760,000	2,814,069
ASGN, Inc. 4.625% 5/15/28 (b)	1,025,000	969,414
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	2,190,000	1,973,330
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	3,975,000	3,761,622
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	5,400,000	5,703,750
CoreCivic, Inc.:
4.75% 10/15/27	3,661,000	3,441,340
8.25% 4/15/26	940,000	963,500
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,535,000	1,360,271
Fair Isaac Corp. 4% 6/15/28 (b)	1,535,000	1,429,477
Gartner, Inc.:
3.625% 6/15/29 (b)	345,000	313,595
3.75% 10/1/30 (b)	555,000	496,523
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	7,291,000	7,170,243
Iron Mountain, Inc. 4.5% 2/15/31 (b)	545,000	488,671
Korn Ferry 4.625% 12/15/27 (b)	400,000	382,528
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	1,565,000	1,565,000
Life Time, Inc. 8% 4/15/26 (b)	1,655,000	1,657,185
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	2,925,000	2,793,375
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,090,000	1,089,489
Service Corp. International:
4% 5/15/31	945,000	841,154
5.125% 6/1/29	597,000	582,821
Sotheby's 7.375% 10/15/27 (b)	1,270,000	1,220,498
The GEO Group, Inc.:
9.5% 12/31/28 (b)	2,110,000	2,057,250
10.5% 6/30/28	355,000	361,205
TriNet Group, Inc. 3.5% 3/1/29 (b)	3,950,000	3,486,074
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	6,630,000	6,275,561
8% 11/1/26 (b)	3,275,000	3,334,657
United Rentals North America, Inc. 6% 12/15/29 (b)	545,000	552,236
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,762,000	2,655,166
		67,681,548
Steel - 0.2%
Commercial Metals Co.:
3.875% 2/15/31	655,000	577,662
4.125% 1/15/30	1,140,000	1,037,333
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	1,475,000	1,355,735
		2,970,730
Super Retail - 1.5%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	633,404
Carvana Co.:
4.875% 9/1/29 (b)	1,855,000	1,117,638
5.5% 4/15/27 (b)	1,025,000	750,813
5.875% 10/1/28 (b)	507,000	310,538
10.25% 5/1/30 (b)	150,000	117,375
12% 12/1/28 pay-in-kind (b)(c)	575,000	510,807
13% 6/1/30 pay-in-kind (b)(c)	864,000	766,800
14% 6/1/31 pay-in-kind (b)(c)	1,021,000	910,283
EG Global Finance PLC 12% 11/30/28 (b)	4,260,000	4,502,735
Hanesbrands, Inc. 4.875% 5/15/26 (b)	295,000	284,505
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,315,000	2,100,863
Levi Strauss & Co. 3.5% 3/1/31 (b)	700,000	605,745
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,425,000	1,119,296
7.875% 5/1/29 (b)	1,100,000	703,553
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,353,545
4.375% 4/1/30	1,090,000	945,771
Sally Holdings LLC 5.625% 12/1/25	1,200,000	1,189,745
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,250,000	2,618,850
		20,542,266
Technology - 6.0%
Acuris Finance U.S. 5% 5/1/28 (b)	4,495,000	3,929,035
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	760,000	678,880
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	3,485,000	3,293,325
Block, Inc.:
2.75% 6/1/26	545,000	510,122
3.5% 6/1/31	3,117,000	2,685,213
Broadcom, Inc.:
2.45% 2/15/31 (b)	2,035,000	1,732,991
2.6% 2/15/33 (b)	1,570,000	1,289,668
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	710,000	654,273
4.875% 7/1/29 (b)	720,000	672,150
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	2,710,000	2,530,417
9% 9/30/29 (b)	5,045,000	4,774,874
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	2,415,000	2,478,563
Coherent Corp. 5% 12/15/29 (b)	2,885,000	2,701,283
CommScope, Inc.:
4.75% 9/1/29 (b)	1,415,000	935,485
6% 3/1/26 (b)	1,260,000	1,091,387
Elastic NV 4.125% 7/15/29 (b)	1,715,000	1,556,004
Entegris, Inc.:
3.625% 5/1/29 (b)	990,000	892,990
4.75% 4/15/29 (b)	3,475,000	3,321,802
5.95% 6/15/30 (b)	3,270,000	3,230,029
Gartner, Inc. 4.5% 7/1/28 (b)	2,505,000	2,390,564
Gen Digital, Inc.:
5% 4/15/25 (b)	1,090,000	1,084,147
7.125% 9/30/30 (b)	545,000	565,377
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	2,070,000	1,874,178
5.25% 12/1/27 (b)	625,000	613,625
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,090,000	814,568
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	4,095,000	3,752,044
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	325,000	277,875
4.125% 8/1/30 (b)	695,000	625,333
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,355,000	3,200,838
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,875,000	1,713,394
Open Text Corp.:
3.875% 2/15/28 (b)	1,310,000	1,216,793
3.875% 12/1/29 (b)	1,655,000	1,492,607
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,840,000	1,665,386
4.125% 12/1/31 (b)	875,000	777,063
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	2,710,000	1,061,247
Roblox Corp. 3.875% 5/1/30 (b)	3,450,000	3,030,860
Seagate HDD Cayman:
5.75% 12/1/34	1,210,000	1,172,647
8.25% 12/15/29 (b)	555,000	597,558
8.5% 7/15/31 (b)	670,000	727,864
Sensata Technologies BV:
4% 4/15/29 (b)	3,430,000	3,140,378
5% 10/1/25 (b)	215,000	214,027
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	545,000	473,102
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	440,000	431,921
TTM Technologies, Inc. 4% 3/1/29 (b)	4,905,000	4,421,317
UKG, Inc. 6.875% 2/1/31 (b)	1,605,000	1,623,056
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,760,000	1,503,995
VM Consolidated, Inc. 5.5% 4/15/29 (b)	2,020,000	1,926,716
		81,346,971
Telecommunications - 4.4%
Altice Financing SA:
5% 1/15/28 (b)	1,570,000	1,410,854
5.75% 8/15/29 (b)	6,145,000	5,355,222
Altice France Holding SA 6% 2/15/28 (b)	2,945,000	1,314,711
Altice France SA:
5.125% 1/15/29 (b)	2,620,000	1,933,754
5.5% 1/15/28 (b)	4,455,000	3,478,296
5.5% 10/15/29 (b)	20,000	14,735
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	6,814,000	6,434,256
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	765,000	685,360
5.625% 9/15/28 (b)	605,000	511,225
Consolidated Communications, Inc. 5% 10/1/28 (b)	930,000	761,433
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	430,000	396,837
5.875% 10/15/27 (b)	1,685,000	1,620,684
5.875% 11/1/29	2,485,000	2,105,752
8.75% 5/15/30 (b)	1,675,000	1,715,857
IHS Netherlands Holdco BV 8% 9/18/27 (b)	680,000	622,413
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	3,100,000	2,928,247
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,010,000	888,861
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)(h)	565,000	299,450
4.25% 7/1/28 (b)(h)	2,100,000	1,165,500
10.5% 5/15/30 (b)	2,909,000	2,894,455
Millicom International Cellular SA:
4.5% 4/27/31 (b)	3,880,000	3,234,950
5.125% 1/15/28 (b)	211,500	196,431
Sable International Finance Ltd. 5.75% 9/7/27 (b)	748,000	718,080
SBA Communications Corp. 3.125% 2/1/29	550,000	490,178
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,842,069
7.2% 7/18/36	1,449,000	1,454,990
7.721% 6/4/38	400,000	412,833
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	3,690,000	2,444,625
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	2,980,000	2,662,630
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	3,745,000	3,275,395
Windstream Escrow LLC 7.75% 8/15/28 (b)	2,220,000	1,946,416
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	2,600,000	1,977,125
6.125% 3/1/28 (b)	1,755,000	1,168,637
		59,362,261
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	720,000	613,705
Foot Locker, Inc. 4% 10/1/29 (b)	715,000	603,975
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	580,000	526,472
Victoria's Secret & Co. 4.625% 7/15/29 (b)	810,000	684,838
		2,428,990
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	1,690,000	1,670,582
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	1,020,000	877,234
Seaspan Corp. 5.5% 8/1/29 (b)	3,000,000	2,553,930
XPO, Inc.:
6.25% 6/1/28 (b)	335,000	335,400
7.125% 6/1/31 (b)	550,000	563,244
7.125% 2/1/32 (b)	1,650,000	1,681,982
		7,682,372
Utilities - 3.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	2,580,000	2,236,426
3.75% 1/15/32 (b)	280,000	237,817
DPL, Inc.:
4.125% 7/1/25	1,370,000	1,334,171
4.35% 4/15/29	185,000	171,328
EnLink Midstream Partners LP 4.15% 6/1/25	545,000	533,604
FirstEnergy Corp. 3.4% 3/1/50	2,175,000	1,506,139
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,927,000	2,943,713
NextEra Energy Partners LP 7.25% 1/15/29 (b)	2,495,000	2,569,860
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,360,000	2,081,863
3.625% 2/15/31 (b)	790,000	677,617
5.25% 6/15/29 (b)	2,565,000	2,459,476
PG&E Corp.:
5% 7/1/28	4,420,000	4,271,104
5.25% 7/1/30	5,970,000	5,700,688
Pike Corp.:
5.5% 9/1/28 (b)	4,027,000	3,844,416
8.625% 1/31/31 (b)	1,425,000	1,507,527
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,849,000	2,760,092
5.5% 9/1/26 (b)	1,130,000	1,119,658
5.625% 2/15/27 (b)	1,965,000	1,935,641
7.75% 10/15/31 (b)	2,445,000	2,539,854
		40,430,994
TOTAL NONCONVERTIBLE BONDS		1,080,694,912
TOTAL CORPORATE BONDS (Cost $1,169,629,739)		1,096,725,259

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2485% 6/15/38 (b)(c)(d)	887,555	862,807
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1155% 11/15/38 (b)(c)(d)	1,196,607	1,163,700
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1475% 7/15/38 (b)(c)(d)	491,930	489,470
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)	772,000	709,254
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6485% 7/15/38 (b)(c)(d)	1,791,000	1,739,509
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,884,759)		4,964,740

Common Stocks - 4.0%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	12,300	1,000,359
Capital Goods - 0.2%
Chart Industries, Inc. (j)	10,900	1,272,248
Regal Rexnord Corp.	9,000	1,201,140
TOTAL CAPITAL GOODS		2,473,388
Energy - 1.1%
California Resources Corp.	25,500	1,215,840
California Resources Corp. warrants 10/27/24 (j)	2,871	39,132
Mesquite Energy, Inc. (h)(j)	149,356	12,033,635
New Fortress Energy, Inc. (k)	70,300	2,336,069
TOTAL ENERGY		15,624,676
Food & Drug Retail - 1.9%
Southeastern Grocers, Inc. (g)(h)(j)	963,443	25,897,327
Healthcare - 0.2%
Centene Corp. (j)	27,200	2,048,432
Metals/Mining - 0.0%
Elah Holdings, Inc. (j)	333	10,323
Technology - 0.2%
Coherent Corp. (j)	34,300	1,630,622
MKS Instruments, Inc.	5,900	628,055
TOTAL TECHNOLOGY		2,258,677
Telecommunications - 0.3%
GTT Communications, Inc. (h)	40,978	1,439,557
Helios Towers PLC (j)	1,991,200	1,996,047
SBA Communications Corp. Class A	5,600	1,253,616
TOTAL TELECOMMUNICATIONS		4,689,220
TOTAL COMMON STOCKS (Cost $25,090,805)		54,002,402

Bank Loan Obligations - 4.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4527% 8/24/26 (c)(d)(l)	1,960,555	1,853,332
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(l)	4,452,028	293,344
TOTAL BROADCASTING		2,146,676
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (c)(d)(l)	2,265,020	1,953,331
Chemicals - 0.4%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (c)(d)(l)	1,900,836	1,877,551
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (c)(d)(l)	3,600,000	3,442,500
TOTAL CHEMICALS		5,320,051
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.8598% 9/24/28 (c)(d)(l)	1,691,532	1,678,490
Energy - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (c)(d)(l)	2,352,229	2,299,304
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(l)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(l)	1,217,000	0
TOTAL ENERGY		2,299,304
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(d)(l)	2,379,043	976,145
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (c)(d)(l)	791,837	768,873
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 1/8/27 (c)(d)(l)	127,038	126,563
TOTAL HEALTHCARE		1,871,581
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (c)(d)(l)	160,424	160,671
Leisure - 0.6%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4511% 7/21/28 (c)(d)(l)	5,720,019	5,669,969
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(l)	2,433,219	2,397,937
TOTAL LEISURE		8,067,906
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.1076% 4/13/29 (c)(d)(l)	346,235	343,583
Services - 0.9%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/21/28 (c)(d)(l)	639,160	640,061
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (c)(d)(l)	225,000	207,423
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (c)(d)(l)	2,224,600	2,177,639
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (c)(d)(l)	633,413	631,126
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/2/28 (c)(d)(l)	2,494,481	2,403,008
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(l)	3,268,662	3,268,662
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (c)(d)(l)	3,325,802	2,959,431
TOTAL SERVICES		12,287,350
Super Retail - 0.6%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/5/28 (c)(d)(l)	2,750,754	2,740,879
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (c)(d)(l)	5,410,834	5,359,431
TOTAL SUPER RETAIL		8,100,310
Technology - 0.7%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (c)(d)(l)	1,579,467	1,555,775
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(l)	76,338	76,338
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9326% 10/7/27 (c)(d)(l)	618,671	617,124
UKG, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (c)(d)(l)	2,462,981	2,462,464
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(l)	3,330,000	3,327,403
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 8/27/25 (c)(d)(l)	816,992	816,698
TOTAL TECHNOLOGY		8,855,802
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (c)(d)(l)	1,788,104	1,251,673
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 12/30/27 (c)(d)(l)	2,203,912	1,966,991
TOTAL TELECOMMUNICATIONS		3,218,664
Textiles/Apparel - 0.1%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7204% 4/16/28 (c)(d)(l)	731,250	724,969
TOTAL BANK LOAN OBLIGATIONS (Cost $63,490,110)		57,028,688

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	1,225,000	1,216,709
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
4.7% (c)(m)	1,820,000	1,475,041
4.7% (c)(m)	1,785,000	1,356,600
Bank of America Corp. 5.875% (c)(m)	2,195,000	2,129,150
JPMorgan Chase & Co.:
4.6% (c)(m)	1,580,000	1,539,283
6.1% (c)(m)	2,190,000	2,192,604
Wells Fargo & Co.:
5.9% (c)(m)	1,205,000	1,203,146
7.625% (c)(m)	615,000	644,230
TOTAL BANKS & THRIFTS		10,540,054
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (c)(m)	1,405,000	1,166,364
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (c)(d)(m)	4,070,000	3,982,792
TOTAL PREFERRED SECURITIES (Cost $15,306,423)		16,905,919

Fixed-Income Funds - 0.5%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (Cost $6,511,488)	179,600	6,553,604

Other - 1.2%
	Shares	Value ($)
Other - 1.2%
Fidelity Private Credit Central Fund LLC (g)(p) (Cost $16,444,770)	1,651,686	16,847,195

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	49,914,928	49,924,911
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	2,287,496	2,287,725
TOTAL MONEY MARKET FUNDS (Cost $52,212,636)		52,212,636

TOTAL INVESTMENT IN SECURITIES - 96.0% (Cost $1,353,570,730)	1,305,240,443
NET OTHER ASSETS (LIABILITIES) - 4.0%	54,337,695
NET ASSETS - 100.0%	1,359,578,138

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $867,328,926 or 63.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,232,149 or 3.4% of net assets.

(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 1/02/24	16,444,768

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,232,032

Southeastern Grocers, Inc.	6/01/18	6,776,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	50,252,241	208,013,873	208,341,203	2,380,899	-	-	49,924,911	0.1%
Fidelity Private Credit Central Fund LLC	14,258,260	16,724,264	14,574,992	1,441,838	-	439,663	16,847,195	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	1,171,350	14,662,699	13,546,324	647	-	-	2,287,725	0.0%
Total	65,681,851	239,400,836	236,462,519	3,823,384	-	439,663	69,059,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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